Note 15 - Preferred Shares (Details Textual) - USD ($)		12 Months Ended
	Jan. 27, 2014	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Dividends, Paid-in-kind, Total		$ 1,335,733	$ 1,808,811	$ 1,725,699
Series B Preferred Stock [Member]
Proceeds from Issuance of Convertible Preferred Stock	$ 29,000,000
Preferred Stock, Redemption Price Per Share	$ 1,000
Preferred Stock Convertible Initial Conversion Price	$ 12.25
Dividends, Paid-in-kind, Total		1,340,000
Preferred Stock, Redemption Amount		$ 19,607,358
Series B Preferred Stock [Member] | First Five Years [Member]
Preferred Stock Additional Cash Dividend Under Specified Conditions Percentage	40.00%
Preferred Stock Additional Cash Dividend Under Other Specified Conditions Percentage	100.00%
Preferred Stock Dividend Rate Under Other Specified Conditions Percentage	5.00%
Series B Preferred Stock [Member] | After First Five Years [Member]
Preferred Stock, Dividend Rate, Percentage	40.00%
Series B Preferred Stock [Member] | Years Six and Seven [Member]
Preferred Stock, Dividend Rate, Percentage	12.00%
Series B Preferred Stock [Member] | After Year Seven [Member]
Preferred Stock, Dividend Rate, Percentage	14.00%
Series B Preferred Stock [Member] | Minimum [Member] | First Five Years [Member]
Preferred Stock, Dividend Rate, Percentage	0.00%
Series B Preferred Stock [Member] | Maximum [Member] | First Five Years [Member]
Preferred Stock, Dividend Rate, Percentage	5.00%
TCP [Member] | Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues	25,000
Friends Investment Company Inc. [Member] | Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues	5,700
Eurodry [Member]
Percentage of Preferred Stock Outstanding		50.00%
Preferred Stock, Value, Distributed		$ 18,192,131
Common Stock, Value, Distributed		$ 2,254,830
Preferred Stock Distributed		19,042
Eurodry [Member] | Series B Preferred Stock [Member]
Preferred Stock Distributed		19,042
Eurodry [Member] | Ordinary Preferred Stock [Member]
Preferred Stock, Value, Distributed		$ 14,500,000
Eurodry [Member] | Preferred Stock Issued as Dividends [Member]
Preferred Stock, Value, Distributed		$ 3,692,131